Concentration and risks	12 Months Ended
Dec. 31, 2017
Concentration and risks
Concentration and risks

4. Concentration and risks

(a)Concentration of customers and suppliers

There was one, one and nil customer accounted for more than 10% of the Company’s total revenues for the years ended December 31, 2015, 2016 and 2017. There were three and two customers which individually accounted for more than 10% of the Company’s net accounts receivable as of December 31, 2016 and 2017 respectively as follows:

	For the Year Ended December 31,
Revenues	2015	2016	2017
Customer A	19%	19%	*

	As of December 31,
Accounts receivable, net	2016	2017
Customer A	37%	13%
Customer B	14%	32%
Customer C	10%	*

There were three, three and two suppliers, e.g. advertising agencies and call center service provider, which individually accounted for more than 10% of the Company’s total costs and expenses for the years ended December 31, 2015, 2016 and 2017 respectively. Only one supplier individually accounted for more than 10% of the Company’s net accounts payable as of December 31, 2016 and 2017 respectively as follows:

	For the Year Ended December 31,
Costs and expenses	2015	2016	2017
Supplier I	25%	20%	13%
Supplier II	12%	14%	*
Supplier III	12%	*	*
Supplier IV	*	16%	14%

	As of December 31,
Accounts payable	2016	2017
Supplier V	11%	*
Supplier VI	*	31%

*The percentage was below 10% for the period.

(b)Credit risks

The Group’s credit risk primarily arises from receivables due from its customers, related parties and other parties. The maximum exposure of such assets to credit risk is the assets’ carrying amounts as of the balance sheet dates. The Group believes that there is no significant credit risk associated with amount due from related parties. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

(c)Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.